T. ROWE PRICE Growth Stock Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.0%
COMMUNICATION SERVICES 20.2%
Entertainment 4.5%
Netflix (1) 2,631,214 1,372,599
Playtika Holding (1) 3,218,442 87,574
ROBLOX, Class A (1) 805,139 52,197
Sea, ADR (1) 5,549,872 1,238,898
Spotify Technology (1) 1,378,052 369,249
3,120,517
Interactive Media & Services 15.7%
Alphabet, Class A (1) 1,142,832 2,357,114
Alphabet, Class C (1) 973,314 2,013,427
Facebook, Class A (1) 12,760,165 3,758,251
IAC/InterActiveCorp (1) 355,370 76,870
Kuaishou Technology (HKD) (1) 760,600 26,416
Match Group (1) 3,328,875 457,321
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $98,340 (1)(2)(3) 386,278 98,501
Pinterest, Class A (1) 3,620,921 268,057
Snap, Class A (1) 22,800,711 1,192,249
Tencent Holdings (HKD)  7,470,821 596,228
10,844,434
Total Communication Services 13,964,951
CONSUMER DISCRETIONARY 21.1%
Auto Components 0.3%
Aptiv  (1) 1,304,955 179,953
179,953
Automobiles 0.8%
Ferrari  2,613,760 547,008
547,008
Diversified Consumer Services 0.1%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $44,697
(INR) (1)(2)(3) 28,035 49,542
49,542
Hotels, Restaurants & Leisure 4.1%
Airbnb, Class B, Acquisition Date: 4/16/14 - 7/14/15,
Cost $111,280 (1)(3) 4,140,566 739,269
Booking Holdings (1) 208,851 486,589
Chipotle Mexican Grill (1) 290,527 412,787
DraftKings , Class A (1) 4,293,380 263,313
Las Vegas Sands  5,930,255 360,322

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Wynn Resorts (1) 4,735,556 593,697
2,855,977
Internet & Direct Marketing Retail 12.6%
Alibaba Group Holding, ADR (1) 5,381,748 1,220,204
Amazon.com (1) 2,170,050 6,714,308
Coupang  (1) 3,074,118 151,708
DoorDash , Class A (1) 907,275 118,971
DoorDash , Class A, Acquisition Date: 11/12/19 - 6/17/20,
Cost $40,154 (1)(3) 996,975 124,197
Farfetch , Class A (1) 6,070,067 321,835
JD Health International (HKD) (1) 558,000 8,117
Maplebear DBA Instacart , Acquisition Date: 8/7/20,
Cost $20,584 (1)(2)(3) 444,245 55,530
Maplebear DBA Instacart , Acquisition Date: 8/7/20,
Cost $1,075 (1)(2)(3) 23,209 2,901
8,717,771
Specialty Retail 1.7%
Carvana  (1) 959,287 251,717
Ross Stores  7,695,065 922,715
1,174,432
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica  (1) 1,531,090 469,601
NIKE, Class B  4,224,634 561,411
1,031,012
Total Consumer Discretionary 14,555,695
FINANCIALS 1.7%
Capital Markets 1.3%
MSCI  324,609 136,102
S&P Global  1,246,709 439,926
Tradeweb Markets, Class A  1,785,373 132,118
XP, Class A (1) 4,498,801 169,470
877,616
Diversified Financial Services 0.3%
Social Finance, Acquisition Date: 12/30/20, Cost $135,025 (1)(3) 7,326,366 208,004
208,004
Insurance 0.1%
Chubb  446,948 70,604
70,604
Total Financials 1,156,224

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
HEALTH CARE 10.6%
Biotechnology 1.3%
Argenx , ADR (1) 481,549 132,614
Incyte  (1) 2,563,231 208,314
Vertex Pharmaceuticals (1) 2,517,546 540,995
881,923
Health Care Equipment & Supplies 2.6%
Align Technology (1) 210,563 114,026
Intuitive Surgical (1) 1,126,596 832,487
Stryker  3,348,298 815,578
1,762,091
Health Care Providers & Services 4.8%
Anthem  1,398,237 501,897
Cigna  3,431,581 829,550
HCA Healthcare  2,869,069 540,361
Humana  626,020 262,459
UnitedHealth Group  3,220,582 1,198,282
3,332,549
Life Sciences Tools & Services 0.3%
Avantor  (1) 6,960,665 201,372
201,372
Pharmaceuticals 1.6%
AstraZeneca, ADR  7,187,000 357,337
Eli Lilly  3,852,531 719,730
1,077,067
Total Health Care 7,255,002
INDUSTRIALS & BUSINESS SERVICES 5.8%
Aerospace & Defense 1.2%
Airbus (EUR) (1) 2,132,482 241,860
Teledyne Technologies (1) 1,417,226 586,236
828,096
Air Freight & Logistics 0.9%
FedEx  2,215,378 629,256
629,256
Airlines 0.3%
Southwest Airlines  3,689,600 225,287
225,287
Commercial Services & Supplies 0.6%
Cintas  1,300,440 443,853
443,853

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Electrical Equipment 0.3%
Generac Holdings (1) 539,700 176,725
176,725
Industrial Conglomerates 1.1%
Roper Technologies  1,962,496 791,553
791,553
Machinery 0.5%
Cummins  1,158,891 300,280
Parker-Hannifin  128,818 40,633
340,913
Professional Services 0.6%
Clarivate  (1) 3,662,798 96,661
Equifax  361,616 65,500
TransUnion  3,135,256 282,173
444,334
Road & Rail 0.3%
Norfolk Southern  658,374 176,787
176,787
Total Industrials & Business Services 4,056,804
INFORMATION TECHNOLOGY 35.2%
Electronic Equipment, Instruments & Components 0.2%
Zebra Technologies, Class A (1) 347,207 168,458
168,458
IT Services 11.8%
Affirm Holdings (1) 280,829 19,860
Afterpay (AUD) (1) 3,910,490 305,425
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $176,501 (1)(2)(3) 31,461,841 253,897
Black Knight (1) 3,995,705 295,642
Fidelity National Information Services  4,678,002 657,774
Fiserv (1) 6,747,522 803,225
Global Payments  3,448,752 695,200
Mastercard , Class A  5,027,424 1,790,015
PayPal Holdings (1) 3,152,229 765,487
Shopify, Class A (1) 234,694 259,689
Snowflake, Class A (1) 185,691 42,575
StoneCo , Class A (1) 2,705,035 165,602
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)(2)(3) 1,489,660 59,691
Visa, Class A  9,130,247 1,933,147
Wix.com (1) 283,614 79,191
8,126,420

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices (1) 6,438,144 505,394
ASML Holding  1,454,967 898,238
NVIDIA  739,989 395,102
Taiwan Semiconductor Manufacturing, ADR  4,325,359 511,604
2,310,338
Software 15.1%
Avalara (1) 1,546,986 206,414
Coupa Software (1) 280,806 71,460
Datadog , Class A (1) 1,918,458 159,884
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $174,729 (1)(2)(3) 265,093 234,607
Intuit  3,007,096 1,151,898
Microsoft  23,772,091 5,604,746
Paycom Software (1) 417,813 154,616
salesforce.com (1) 4,579,349 970,227
ServiceNow  (1) 1,467,943 734,133
Splunk  (1) 4,068,828 551,245
Uipath , Class A, Acquisition Date: 12/11/20, Cost $17,486 (1)(2)(3) 601,043 37,430
Vimeo, Class A, Acquisition Date: 1/25/21, Cost $37,002 (1)(2)(3) 1,141,683 38,061
Workday, Class A (1) 807,600 200,632
Zoom Video Communications, Class A (1) 1,038,500 333,660
10,449,013
Technology Hardware, Storage & Peripherals 4.8%
Apple  26,910,901 3,287,167
3,287,167
Total Information Technology 24,341,396
MATERIALS 0.4%
Chemicals 0.4%
Linde  872,319 244,371
Total Materials 244,371
Total Common Stocks (Cost $26,911,588) 65,574,443
CONVERTIBLE PREFERRED STOCKS 4.7%
COMMUNICATION SERVICES 0.5%
Interactive Media & Services 0.5%
ByteDance , Series E, Acquisition Date: 7/8/19, Cost $107,809 (1)
(2)(3) 2,187,317 345,093
Total Communication Services 345,093

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
CONSUMER DISCRETIONARY 2.7%
Automobiles 2.3%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $171,132 (1)(2)(3)(4) 15,928,143 586,952
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $357,802 (1)(2)(3)(4) 23,098,880 851,194
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $160,857 (1)(2)(3)(4) 4,365,187 160,857
1,599,003
Diversified Consumer Services 0.1%
Think & Learn, Series F, Acquisition Date: 12/23/20, Cost $56,180
(INR) (1)(2)(3) 17,460 56,677
56,677
Internet & Direct Marketing Retail 0.3%
Maplebear DBA Instacart , Series A, Acquisition Date: 11/18/20,
Cost $3,902 (1)(2)(3) 63,959 7,995
Maplebear DBA Instacart , Series G, Acquisition Date: 7/2/20,
Cost $43,633 (1)(2)(3) 907,275 113,409
Maplebear DBA Instacart , Series I, Acquisition Date: 2/26/21,
Cost $16,927 (1)(2)(3) 135,412 16,927
Xiaoju Kuaizhi , Series A-17, Acquisition Date: 10/19/15,
Cost $49,217 (1)(2)(3) 1,794,537 79,103
217,434
Total Consumer Discretionary 1,873,114
INFORMATION TECHNOLOGY 1.4%
Communications Equipment 0.0%
Magic Leap, Series C, Acquisition Date: 1/20/16, Cost $56,026 (1)
(2)(3) 2,432,419 5,603
Magic Leap, Series D, Acquisition Date: 10/12/17,
Cost $50,853 (1)(2)(3) 1,883,455 5,085
10,688
Software 1.4%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $43,358 (1)(2)(3) 4,692,290 92,235
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(2)(3) 4,605,200 121,347
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011 (1)(2)(3) 2,619,004 69,011
Nuro , Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(2)(3) 6,914,757 90,269
Rappi , Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(2)(3) 1,337,376 79,903

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Uipath , Series D-1, Acquisition Date: 4/26/19, Cost $65,018 (1)(2)
(3) 4,956,711 308,683
Uipath , Series D-2, Acquisition Date: 4/26/19, Cost $10,918 (1)(2)
(3) 832,341 51,835
Uipath , Series E, Acquisition Date: 7/9/20, Cost $2,311 (1)(2)(3) 124,319 7,742
Uipath , Series F, Acquisition Date: 2/2/21, Cost $60,322 (1)(2)(3) 968,620 60,321
Waymo , Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)(2)
(3) 640,558 55,003
936,349
Total Information Technology 947,037
MATERIALS 0.1%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)(2)
(3) 1,320,595 54,505
Total Materials 54,505
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork , Series E, Acquisition Date: 6/23/15, Cost $38,843 (1)(3) 1,181,030 13,275
Total Real Estate 13,275
Total Convertible Preferred Stocks (Cost $1,727,844) 3,233,024
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.04% (4)(5) 166,292,120 166,292
Total Short-Term Investments (Cost $166,292) 166,292
Total Investments in Securities 99.9%
(Cost $28,805,724) $ 68,973,759
Other Assets Less Liabilities 0.1% 63,974
Net Assets 100.0% $ 69,037,733
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $5,134,654 and represents 7.4% of net assets.

T. ROWE PRICE Growth Stock Fund

.
.
.
.
.
.
.
.
.
.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
EUR Euro
HKD Hong Kong Dollar
INR Indian Rupee

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Rivian Automotive, Series D  $ — $ 334,013 $ —
Rivian Automotive, Series E  — 484,384 —
Rivian Automotive, Series F  — — —
T. Rowe Price Government Reserve Fund, 0.04% — — 20
Totals $ —# $ 818,397 $ 20+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
Rivian Automotive, Series D  $ 252,939 $ — $ — $ 586,952
Rivian Automotive, Series E  366,810 — — 851,194
Rivian Automotive, Series F  — 160,857 — 160,857
T. Rowe Price Government
Reserve Fund, 0.04% 216,122  ¤  ¤ 166,292
Total $ 1,765,295^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $856,083.

T. ROWE PRICE Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Growth Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Growth Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 62,494,767 $ 2,249,516 $ 830,160 $ 65,574,443
Convertible Preferred Stocks — 13,275 3,219,749 3,233,024
Short-Term Investments 166,292 — — 166,292
Total $ 62,661,059 $ 2,262,791 $ 4,049,909 $ 68,973,759

T. ROWE PRICE Growth Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2021, totaled $1,349,300,000 for the period ended
March 31, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 719,711 $ 129,985 $ 115,489 $ (135,025) $ 830,160
Convertible Preferred Stocks 1,608,246 1,219,315 392,188 — 3,219,749
Total $ 2,327,957 $ 1,349,300 $ 507,677 $ (135,025) $ 4,049,909

T. ROWE PRICE Growth Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F40-054Q1 03/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 830,160 Recent
comparable
transaction
price(s)
—# —# —# —#
Rate of Return 15% 15% Increase
Convertible
Preferred
Stocks
$ 3,219,749 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Uncertainty
90% 90% Decrease
Market
Comparable
Enterprise
Value to Sales
Multiple
5.2x
– 8.1x
6.6x Increase
Sales Growth
Rate
32%
- 38%
35% Increase
Discount
for Lack of
Marketability
10% 10% Decrease